Temporary Equity and Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Temporary Equity and Stockholders' Equity
NOTE 9 – TEMPORARY EQUITY AND STOCKHOLDERS’ EQUITY
The Company operates subject to the terms and conditions of the Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) dated September 30, 2021.
Capital Stock
As of September 30, 2021; the Company authorized up to 350,000,000 shares of capital stock, consisting of 315,000,000 shares of common stock and 35,000,000 shares of preferred stock. As of September 30, 2021, 71,810,419 shares of common stock and zero shares of preferred stock were issued and outstanding.
Series A Preferred Stock
The Board authorized up to 7,765,229 Series A preferred shares. As of September 30, 2021 and December 31, 2020, there were zero and 7,756,158 Series A preferred shares issued and outstanding, respectively. The shares were issued at a discount of 2%. Series A preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of thirteen percent (13%) per year on the sum of the par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series
A-1
and Series B shareholders
and in preference to all other shareholders. The Company had the option to redeem the Series A preferred shares for par value plus unpaid preferred dividends. Series A preferred shareholders had an option to put the shares back to the Company for par value plus unpaid preferred dividends on or after April
11
,
2027
. The Company determined that the put option is a redemption event not solely within the control of the Company. Therefore, the Series A preferred stock is classified outside of permanent equity (i.e., temporary equity) and presented at its redemption value. Upon closing of the Business Combination, all Series A preferred shares were settled with a redemption value of $
85.2

million in cash. The Company no longer had shares of Series A Preferred Stock authorized, issued or outstanding as of September 30, 2021. The terms and rights of the Series A Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.
Series
A-1
Preferred Stock
The Board authorized up to 10,480,538 Series
A-1
preferred shares. As

of September 30, 2021 and December 31, 2020, there were zero and 7,862,107 Series
A-1
preferred shares issued and outstanding, respectively. The shares were issued at a discount of 2%. Series
A-1
preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of thirteen-point seven five percent (13.75%) per year on the sum of the par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series A and Series B shareholders and in preference to all other shareholders. The Company had the option to redeem the Series
A-1
Preferred shares for par value plus unpaid preferred dividends subject to a current redemption premium of 1%. Series
A-1
preferred shareholders had an option to put the shares back to the Company for par value plus unpaid preferred dividends on or after April 11, 2027. The Company determined that the put option is a redemption event not solely within the control of the Company. Therefore, the Series
A-1
Preferred Stock is classified outside of permanent equity (i.e., temporary equity) and presented at its redemption value. Upon closing of the Business Combination, all Series
A-1
preferred shares were settled with a redemption value of $86.9 million. Certain Series A-1 preferred shareholders elected to received shares of common stock of the Company in lieu of cash. The Company no longer had shares of Series A-1 Preferred Stock authorized, issued or outstanding as of September 30, 2021. The terms and rights of the Series A-1 Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.
Series B Preferred Stock
The Board authorized up to 9,090,975 Series B preferred shares. As of September 30, 2021 and December 31, 2020, there were zero and 9,090,975 Series B preferred shares issued and outstanding, respectively. Series B preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of ten percent (10%) per year on the sum of the unreturned par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series A and Series
A-1
shareholders and in preference to all other shareholders. On or after October 11, 2018, the Company has the option to redeem the Series B Preferred shares for par value plus unpaid preferred dividends. Because the controlling shareholder is the majority holder of Series B preferred shares, the Company redemption option functions as a holder put option. Accordingly, the Company determined that the option could result in a redemption that is not solely within the control of the Company. Therefore, the Series B Preferred stock is classified outside of permanent equity (i.e., temporary equity) and presented at its redemption value each period. Upon closing of the Business Combination, all Series B preferred shares were settled with a redemption value of $97.8 million. Certain Series B preferred shareholders elected to received shares of common stock of the Company in lieu of cash. The Company no longer had shares of Series B Preferred Stock authorized, issued or outstanding as of September 30, 2021. The terms and rights of the Series B Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.

A summary of the accumulated but unpaid preferred dividends for the Series A, Series
A-1
and Series B preferred shares as of March 31, June 30, and September 30, 2021 and March 31, June 30, and September 30, 2020, is as follows:

(in ‘000)	Series A	Series A-1	Series B
Accumulated and unpaid, December 31, 2020	$34,812	$18,608	$33,910
Accumulated	2,486	2,666	2,241
Distributed	—	—	—

Accumulated and unpaid, March 31, 2021	$37,298	$21,274	$36,151

Accumulated	2,514	2,695	2,323

Distributed	—	—	—

Accumulated and unpaid, June 30, 2021	$39,812	$23,969	$38,474

Accumulated	2,656	2,880	2,361

Distributed	(42,468)	(26,849)	(40,835)

Accumulated and unpaid, September 30, 2021	$—	$—	$—

(in ‘000)	Series A	Series A-1	Series B
Accumulated and unpaid, December 31, 2019	$25,610	$8,794	$25,338
Accumulated	2,216	2,359	2,053
Distributed	—	—	—

Accumulated and unpaid, March 31, 2020	$27,826	$11,153	$27,391

Accumulated	2,215	2,359	2,104

Distributed	—	—	—

Accumulated and unpaid, June 30, 2020	$30,041	$13,512	$29,495

Accumulated	2,385	2,548	2,180

Distributed	—	—	—

Accumulated and unpaid, September 30, 2020	32,426	16,060	31,675

The redemption value of Series A, Series
A-1
and Series B preferred stock is equal to the par value of $1,000 per share plus the above accumulated unpaid dividends and any applicable redemption premium.
Series C Convertible Preferred Stock
The Board authorized up to 6,872,894 Series C convertible preferred shares. As of September 30, 2021 and December 31, 2020, there were zero and 2,566,186 Series C convertible preferred shares issued and outstanding, respectively. Subordinate to the payment of dividends to Series A, Series
A-1
and Series B preferred shareholders, the Series C shareholders are entitled to receive dividends equal to 1.5X initial investment in conjunction with common stock, then subject to a catch-up,
followed by pro rata sharing thereafter. Series C convertible preferred shareholders have a de facto option to put the shares back to the Company for liquidation value. The Company determined that the option could result in a deemed liquidation that is not solely within the control of the Company. Therefore, the Series C convertible preferred stock is classified outside of permanent equity (i.e., temporary equity).
Series C convertible preferred shares are convertible at any time, at the option of the holder, into common stock at a rate of 1 to 1 initially, subject to adjustments for dilution.

Upon closing of the Business Combination, 16,802 shares of Series C Convertible Preferred Stock
(pre-combination)
converted into 2,520,368 shares of common stock of the Company. The Company no longer had Series C Convertible Preferred Stock authorized, issued or outstanding as of September 30, 2021. The terms and rights of the Series C Convertible Preferred Stock described previously represent the terms and rights prior to the closing of the Business Combination.

NOTE 10 – TEMPORARY EQUITY AND STOCKHOLDERS’ EQUITY
The Company operates subject to the terms and conditions of the Certificate of Incorporation of Maple Holdings Inc. (the “Certificate of Incorporation”) dated September 18, 2019.
The Certificate of Incorporation provides for overall management and control of the Company to be vested in the Board of Directors (the “Board”). The shareholders’ interests are represented by five classes: common stock, Series A preferred stock, Series
A-1
preferred stock, Series B preferred stock and Series C convertible preferred stock. Shareholders owning a majority of the common stock are required to elect directors to the Board to serve shareholder interests. Each holder of common stock shall be entitled to one vote per share held. The holders of Series A preferred stock, Series
A-1
preferred stock, Series B preferred stock and Series C convertible preferred stock do not have voting rights in respect to their units held. No shareholder shall be liable for any debts or losses of capital or profits of the Company or be required to guarantee the liabilities of the Company.
Common Stock
The Board authorized the equivalent of up to 55,659,643 shares of common stock. As of December 31, 2020, and 2019, 30,281,520 and 30,309,350 shares are issued and outstanding, respectively.

Series A Preferred Stock
The Board authorized the equivalent of up to 7,765,229 Series A preferred shares. As of December 31, 2020, and 2019, there are 7,756,158 and 6,836,003 Series A preferred shares issued and outstanding, respectively. The shares were issued at a discount of 2%. Series A preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of thirteen percent (13%) per year on the sum of the par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series
A-1
and Series B shareholders and in preference to all other shareholders. The Company has the option to redeem the Series A preferred shares for par value plus unpaid preferred dividends subject to a current redemption premium of 1%. Series A preferred shareholders have an option to put the shares back to the Company for par value plus unpaid preferred dividends on or after April 11, 2027. The controlling shareholder is a holder of preferred shares junior in liquidation preference to Series A for which they can force redemption not solely within the control of the Company. Such redemption of preferred shares with junior liquidation preferences would force the Company to redeem Series A due to senior liquidation preference. Such event would result in a redemption event not solely within the control of the Company. Therefore, the Series A preferred stock is classified outside of permanent equity (i.e., temporary equity) and stated at its redemption value. In addition, upon a Sale Transaction (as defined in the Certificate of Incorporation), the Series A preferred share are required to be redeemed prior to and in preference to any other shares at par value plus unpaid cumulative dividends.
Series
A-1
Preferred Stock
The Board authorized the equivalent of up to 10,480,538 Series A-1 preferred shares. As of December 31, 2020, and 2019, there are 7,862,107 and 6,949,524 Series A-1 preferred shares issued and outstanding, respectively. The shares were issued at a discount of 2%. Series
A-1
preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of thirteen point seven five percent (13.75%) per year on the sum of the par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series A and Series B shareholders and in preference to all other shareholders. The Company has the option to redeem the Series
A-1
Preferred shares for par value plus unpaid preferred dividends subject to a current redemption premium of 1%. Series
A-1
preferred shareholders have an option to put the shares back to the Company for par value plus unpaid preferred dividends on or after April 11, 2027. Because the controlling shareholder is a holder of Series
A-1
preferred shares, the Company redemption option functions as a holder put option. Accordingly, the Company determined that the option could result in a redemption that is not solely within the control of the Company. Therefore, the Series
A-1
Preferred Stock is classified outside of permanent equity (i.e., temporary equity) and stated at its redemption value. In addition, upon a Sale Transaction (as defined in the Certificate of Incorporation), the Series
A-1
Preferred share are required to be redeemed prior to and in preference to any other shares at par value plus unpaid cumulative dividends.
Series B Preferred Stock
The Board authorized the equivalent of up to 9,090,975 Series B preferred shares. As of December 31, 2020, and 2019, there are 9,090,975 and 8,233,774 Series B preferred shares issued and outstanding, respectively. Series B preferred shareholders are entitled to receive a cumulative preferred dividend at the rate of ten percent (10%) per year on the sum of the unreturned par value plus unpaid preferred dividends through the date of such distribution on a pari passu basis with Series A and Series
A-1
shareholders and in preference to all other shareholders. On or after October 11, 2018, the Company has the option to redeem the Series B Preferred shares for par value plus unpaid preferred dividends. Because the controlling shareholder is the majority holder of Series B preferred shares, the Company redemption option functions as a holder put option. Accordingly, the Company determined that the option could result in a redemption that is not solely within the control of the Company. Therefore, the Series B Preferred stock is classified outside of permanent equity (i.e., temporary equity) and presented at its redemption value each period.
A summary of the accumulated but unpaid dividends for the Series A, Series
A-1
and Series B preferred shares as of December 31, 2020 and 2019 is as follows:

(in ‘000)	Series A	Series A-1	Series B
Accumulated and unpaid, December 31, 2018	$17,520	$226	$17,594
Accumulated	8,090	8,568	7,744
Distributed	—	—	—

Accumulated and unpaid, December 31, 2019	$25,610	$8,794	$25,338
Accumulated	9,202	9,814	8,572
Distributed	—	—	—

Accumulated and unpaid, December 31, 2020	$34,812	$18,608	$33,910

Series C Convertible Preferred Stock
The Board authorized the equivalent of

up to 6,872,894 Series C

convertible preferred stock. As of December 31, 2020, and 2019, there are 2,566,186 Series C convertible preferred shares issued and outstanding. Subordinate to the payment of dividends to Series A, Series
A-1
and Series B preferred shareholders, the Series C shareholders are entitled to receive dividends equal to
1.5X
initial investment
in
conjunction with common stock, then subject to a
catch-up,
followed by pro rata sharing thereafter. Series C preferred shareholders have a de facto option to put the shares back to the Company for liquidation value. The Company determined that the option could result in a deemed liquidation that is not solely within the control of the Company. Therefore, the Series C preferred stock is classified outside of permanent equity (i.e., temporary equity).
Series C preferred shares are convertible at any time, at the option of the holder, into common stock at a rate of 1 to 1 initially, subject to adjustments for dilution.
Distribution Preference
Distributions are authorized at the discretion of the Board. Distributions shall be made first to the holders of Series A, Series
A-1
and Series B preferred stock, ratably among such holders based on the relative aggregate unpaid dividends with respect to all outstanding preferred shares held by each such holder immediately prior to such distribution, until the aggregate unpaid dividends for the preferred shares has been reduced to $0.
Distributions shall be made second to the holders of Class C convertible preferred stock, ratably among such holders based on the relative aggregate unpaid dividends with respect to all outstanding preferred shares held by each such holder immediately prior to such distribution, until the aggregate unpaid dividends for the preferred shares has been reduced to $0.
Distributions shall be made third to the holders of common stock, ratably among such holders of a Common Catch Up Amount, as defined in the Certificate of Incorporation.
Distributions will then be made to holders of Series C convertible preferred and common stock in proportion to their ownership percentages.
Liquidation Preference
In the event of the dissolution of the Company, the Company’s cash and proceeds obtained from the disposition of the Company’s noncash assets shall be distributed. Distributions shall be made first to the Company’s creditors, to satisfy the liabilities of the Company. The remaining cash will then be distributed first to holders of Series A and Series
A-1
preferred stock and second to holders of Series B preferred stock. Remaining undistributed proceeds are to be distributed following the distribution preferences for Series C convertible preferred and common stock described above.